Fair Value (Aggregate Fair Value, Contractual Balance And Gain Or Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value [Abstract]
Aggregate fair value	$ 135,711	$ 17,385
Contractual balance	133,993	17,008
Gain	$ 1,718	$ 377